21. Regulatory Capital Requirements (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Company
Common equity tier 1 capital to risk-weighted assets amount	$ 69,947	$ 64,564
Common equity tier 1 capital to risk-weighted assets ratio	13.48%	12.94%
Tier I capital to risk-weighted assets amount	$ 69,947	$ 64,564
Tier I capital to risk-weighted assets ratio	13.48%	12.94%
Total capital to risk-weighted assets amount	$ 75,943	$ 70,210
Total capital to risk-weighted assets ratio	14.63%	14.08%
Tier I capital to average assets amount	$ 69,947	$ 64,564
Tier I capital to average assets ratio	9.57%	9.26%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 23,352	$ 22,446
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 31,135	$ 29,928
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	6.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 41,514	$ 39,904
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 29,223	$ 27,890
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio
Bank
Common equity tier 1 capital to risk-weighted assets amount	$ 69,330	$ 63,960
Common equity tier 1 capital to risk-weighted assets ratio	13.38%	12.84%
Tier I capital to risk-weighted assets amount	$ 69,330	$ 63,960
Tier I capital to risk-weighted assets ratio	13.38%	12.84%
Total capital to risk-weighted assets amount	$ 75,326	$ 69,606
Total capital to risk-weighted assets ratio	14.53%	13.97%
Tier I capital to average assets amount	$ 69,330	$ 63,960
Tier I capital to average assets ratio	9.50%	9.18%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 23,325	$ 22,419
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 31,099	$ 29,893
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	6.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 41,466	$ 39,857
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 29,201	$ 27,867
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 33,691	$ 32,384
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 41,466	$ 39,857
Tier I capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 51,832	$ 49,821
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 36,501	$ 34,834
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%